Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 520,462	$ 451,599
Less: accumulated depreciation	339,892	276,134
Property and equipment, net	180,570	175,465
Land and Land Improvements
Property, Plant and Equipment [Line Items]
Property and equipment	2,106	2,106
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	201,364	169,519
Software
Property, Plant and Equipment [Line Items]
Property and equipment	213,358	190,295
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment	8,806	7,868
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment	65,432	56,779
Property and Equipment under Finance Lease
Property, Plant and Equipment [Line Items]
Property and equipment	28,357	23,453
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,039	$ 1,579